CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 9,636	$ 22,566	$ 11,735
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,559	11,283	9,782
Stock based compensation	16,545	13,064	12,503
Other gain	(639)	(537)
Amortization of premiums, accretion of discounts and accrued interest on marketable securities, net	931	618	1,395
Accrued interest on bank deposits	(1,210)	2,123	(2,391)
Increase in accrued severance pay, net	202	888	323
Decrease (increase) in trade receivables, net	5,762	(2,407)	(1,169)
Changes in deferred income taxes, net	333	(1,535)	(2,308)
Decrease (increase) in other current assets and prepaid expenses	(5,217)	(5,454)	5,035
Decrease in inventories	5	4,461	371
Increase (decrease) in trade payables	(2,433)	1,775	(884)
Increase in deferred revenues	16,797	2,260	14,440
Increase in other payables and accrued expenses	11,305	2,784	419
Operating lease right-of-use assets	5,593	5,962
Operating lease liabilities	(4,304)	(4,999)
Net cash provided by operating activities	63,865	52,852	49,251
Cash flows from investing activities:
Purchase of property and equipment	(8,671)	(8,155)	(8,869)
Proceeds from (investing in) other long-term assets	(110)	4	40
Proceeds from (investing in) bank deposits	(23,878)	15,960	(71,002)
Purchase of marketable securities	(32,981)	(67,145)	(47,455)
Proceeds from maturity of marketable securities	29,452	17,005	41,783
Proceeds from sale of marketable securities	21,820	3,777
Payment for the acquisition of subsidiary, net of cash acquired		(12,239)
Net cash used in investing activities	(14,368)	(50,793)	(85,503)
Cash flows from financing activities:
Proceeds from exercise of stock options	11,903	17,998	21,803
Payment of deferred consideration related to acquisition	(2,054)
Payment of contingent consideration			(1,310)
Repurchase of ordinary shares	(45,326)	(24,509)	(4,275)
Net cash provided by (used in) financing activities	(35,477)	(6,511)	16,218
Increase (decrease) in cash and cash equivalents	14,020	(4,452)	(20,034)
Cash and cash equivalents at the beginning of the year	40,751	45,203	65,237
Cash and cash equivalents at the end of the year	54,771	40,751	45,203
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	1,314	3,296	6,415
Non-cash investing activity
Right-of-use asset recognized with corresponding lease liability	15,272	24,105
Deferred consideration related to acquisition		2,080
Cumulative-effect adjustment from adoption of ASC 606			$ 7,502